CONSOLIDATED STATEMENTS OF COMREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Net Profit (loss)	$ 68,270	$ (75,548)	$ (133,805)
Other comprehensive income:
Unrealized gain on available-for-sale marketable securities, net	2,060	486	506
Unrealized gain on derivative instruments, net	225	1,449	0
Other comprehensive income	2,285	1,935	506
Comprehensive Income (loss)	$ 70,555	$ (73,613)	$ (133,299)